Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Income (loss) for the year	$ (4,633)	$ 3,349
Items not affecting operating activities:
Interest income	(1,549)	(1,773)
Effect of exchange rate changes on cash and cash equivalents	(70)	579
Items not affecting cash:
Loss on revaluation of investments	1,732	3,757
Equity income from investment in associate (Note 6)	(4,134)	(2,890)
Share-based payments (Note 16)	2,068	3,429
Loss (gain) on debt modification and provisioning of receivables (Note 5 and 10 )	3,049	(4,260)
Deferred income tax expense (recovery) (Note 11)	(282)	4,175
Depletion and depreciation (Note 7)	5,220	5,784
Finance expense (Note 10)	5,091	5,247
Impairment charges (Note 7)	70	5,526
Shares received pursuant to property agreements	(2,526)	(947)
Other non-cash movements (Note 21)	(1,575)	(2,274)
Changes in non-cash working capital items (Note 21)	4,598	(3,215)
Total cash provided by operating activities	7,059	16,487
Cash flows from investing activities
Dividends and other distributions (Note 6)	7,225	5,441
Loan receivable (Note 17)	(750)	0
Proceeds from loan repayment (Note 17)	500	2,544
Acquisition of royalty and other property interests, net	0	(484)
Purchase of investment in associated entity (Note 6)	(3,517)	(25,742)
Sale (purchases) of fair value through profit and loss investments, net	4,921
Sale (purchases) of fair value through profit and loss investments, net		(1,912)
Other movements (Note 21)	448	176
Total cash provided by (used in) investing activities	8,827	(19,977)
Cash flows from financing activities
Loan repayments (Note 10)	(13,142)	(11,486)
Proceeds from private placement	0	10,000
Share issue costs	0	(39)
Proceeds from exercise of options and settlement of RSUs, net	1,085	1,037
Deferred financing costs	(60)	(38)
Total cash used in financing activities	(12,117)	(526)
Effect of exchange rate changes on cash and cash equivalents	70	(579)
Change in cash and cash equivalents	3,839	(4,595)
Cash and cash equivalents, beginning	16,838	21,433
Cash and cash equivalents, ending	$ 20,677	$ 16,838